Unaudited condensed consolidated statements of financial position - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018
Assets
Goodwill		£ 510
Deferred acquisition costs and other intangible assets		12,659
Property, plant and equipment		785	[1]	£ 378
Reinsurers' share of insurance contract liabilities		10,151
Deferred tax assets		2,762
Current tax recoverable		371
Accrued investment income		1,332
Other debtors		2,011
Investment properties		11
Investment in joint ventures and associates accounted for using the equity method		1,030
Loans		12,513		12,443
Equity securities and portfolio holdings in unit trusts	[2]	183,670
Debt securities		99,675	[2]	89,400
Derivative assets		1,222
Other investments	[2]	958
Deposits		1,491
Assets held for distribution	[3]	218,324
Cash and cash equivalents		5,208
Total assets		554,683
Equity
Shareholders' equity		19,672
Non-controlling interests		23
Total equity		19,695		17,267
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		285,168
Unallocated surplus of with-profits funds		2,944
Core structural borrowings of shareholder-financed businesses		7,441
Operational borrowings attributable to shareholder-financed businesses	[1]	1,664
Borrowings attributable to with-profits businesses	[1]	238
Obligations under funding, securities lending and sale and repurchase agreements		6,756
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,482
Deferred tax liabilities		3,701
Current tax liabilities		319
Accruals, deferred income and other liabilities		10,597
Provisions		254
Derivative liabilities		1,037
Liabilities held for distribution	[3]	211,387
Total liabilities		534,988
Total equity and liabilities		£ 554,683
Continuing and discontinued operations
Assets
Goodwill				1,857
Deferred acquisition costs and other intangible assets				11,923
Property, plant and equipment	[1]			1,409
Reinsurers' share of insurance contract liabilities				11,144
Deferred tax assets				2,595
Current tax recoverable				618
Accrued investment income				2,749
Other debtors				4,088
Investment properties				17,925
Investment in joint ventures and associates accounted for using the equity method				1,733
Loans				18,010
Equity securities and portfolio holdings in unit trusts	[2]			214,733
Debt securities	[2]			175,356
Derivative assets				3,494
Other investments	[2]			6,512
Deposits				11,796
Assets held for sale				10,578
Cash and cash equivalents				12,125
Total assets				508,645
Equity
Shareholders' equity				17,249
Non-controlling interests				18
Total equity				17,267
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)				409,301
Unallocated surplus of with-profits funds				15,845
Core structural borrowings of shareholder-financed businesses				7,664
Operational borrowings attributable to shareholder-financed businesses	[1]			998
Borrowings attributable to with-profits businesses	[1]			3,940
Obligations under funding, securities lending and sale and repurchase agreements				6,989
Net asset value attributable to unit holders of consolidated unit trusts and similar funds				11,651
Deferred tax liabilities				4,022
Current tax liabilities				568
Accruals, deferred income and other liabilities				15,248
Provisions				1,078
Derivative liabilities				3,506
Liabilities held for sale				10,568
Total liabilities				491,378
Total equity and liabilities				£ 508,645

[1]	As at 1 January 2019, the Group applied IFRS 16, ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 for further details. As at 30 June 2019, right-of-use assets recognised in property, plant and equipment for continuing operations amounted to £425 million.
[2]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8 million of lent securities as at 30 June 2019 (31 December 2018: £8,278 million).
[3]	Assets and liabilities held for distribution relate to the Group’s UK and Europe operations, which have been classified as discontinued operations at 30 June 2019 and are presented above after the elimination of intra-Group balances with the continuing operations (see note C1). A line-by-line analysis of assets and liabilities for the discontinued UK and Europe operations before elimination of such intra-Group balances, is included in note D2.2. The 2018 comparative results for the assets and liabilities at 31 December 2018 are as published and not re-presented on a basis consistent with half year 2019 (as described in note A2).